Commitments and Contingencies (Details Narrative) - USD ($)																	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 04, 2021	Apr. 05, 2021	Apr. 05, 2021	Mar. 12, 2021	Mar. 12, 2021	Feb. 25, 2021	Feb. 24, 2021	Feb. 02, 2021	Feb. 02, 2021	Jan. 21, 2021	Oct. 27, 2020	Apr. 14, 2020	Feb. 12, 2020	Feb. 12, 2020	Jul. 02, 2019	Jun. 06, 2018	Mar. 18, 2021	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Aug. 01, 2020	Dec. 31, 2019	Dec. 31, 2018
Loss Contingencies [Line Items]
Operating leases, rent expense																			$ 122,943		$ 269,709	$ 368,029		$ 451,711
Operating lease liabilities																		$ 107,776		$ 107,776		155,490
Right of use assets, net																		$ 104,707		104,707		153,034		732,100
Cash outflows relating to operating lease liabilities																				23,723	74,776	345,628		307,478
Expense for right of use assets																				$ 24,163	77,823	$ 261,815		295,106
Weighted-average remaining term																		1 year 7 months 6 days		1 year 7 months 6 days		1 year 7 months 6 days
Weighted-average discount rate																		4.50%		4.50%		4.50%
Operating leases, rent expense, sublease rentals																		$ 28,703	$ 25,703	$ 54,407	$ 51,407	$ 102,815		102,815
Commitment description							Under the terms of the Settlement Agreement, the Settling Defendants agreed to pay the Plaintiff the sum of $150,000 within one business day of execution of the Settlement Agreement. In exchange, the Plaintiff agreed to dismiss the Amended Complaint in its entirety and with prejudice against the Settling Defendants. The Company made payment in the amount of $150,000 on February 25, 2021.
Bankruptcy description																				On October 30, 2020, Cloud b filed a voluntary petition under Chapter 7 of the Bankruptcy Code. On November 15, 2020, a prospective buyer entered into a non-binding letter of intent to purchase the CBAV1 Assets for $2,250,000.		On October 30, 2020, CBAV1, LLC filed a voluntary petition under Chapter 11 of title 11 of the United States Code, as amended (the “Bankruptcy Code”). On October 30, 2020, Cloud b filed a voluntary petition under Chapter 7 of the Bankruptcy Code. On November 15, 2020, a prospective buyer entered into a non-binding letter of intent to purchase the CBAV1 Assets for $2,250,000. On December 18, 2020, CBAV1, LLC filed a motion to sell substantially of the CBAV1 Assets free and clear of all interests, liens, claims and encumbrances. On that same date, CBAV1, LLC also filed a motion to approve (i) certain procedures for the submission of bids in connection with the sale of substantially all of the assets, (ii) the break-up fee and expense reimbursement, (iii) scheduling an auction and (iv) scheduling a sale hearing. On January 21, 2021, the prospective buyer entered into an asset purchase agreement to buy the CBAV1 Assets for $2,250,000
Gain (loss) on termination of lease																						$ 27,129		0
Clearwater, Florida [Member]
Loss Contingencies [Line Items]
Lease expiration date																							Jul. 31, 2022
Operating leases, rent expense, minimum rentals																							$ 5,994
Operating leases, future minimum payments due																							$ 137,836
Bethlehem, Pennsylvania [Member]
Loss Contingencies [Line Items]
Lease expiration date															Jul. 31, 2022
Operating leases, rent expense, minimum rentals															$ 2,415
Operating leases, future minimum payments due															$ 89,000
Oceanside Traders, LLC [Member]
Loss Contingencies [Line Items]
Legal settlement amount												$ 440,383
Rosenberg Fortuna & Laitman LLP [Member]
Loss Contingencies [Line Items]
Legal settlement amount													$ 50,000	$ 50,000
CBAVI, LLC [Member]
Loss Contingencies [Line Items]
Loss contingency damages sought, value											$ 8,000,000
Loss Contingency, Damages Paid, Value	$ 500,000
CBAVI, LLC [Member] | Subsequent Event [Member]
Loss Contingencies [Line Items]
Commitment description																	the court entered an order approving the sale of the CBAV1 Assets to the winning bidder at the auction for the total sum of $3,000,000 US, which includes a cash payment at closing in the amount of $2,650,000 US and additional payments in the amounts of $150,000 US on April 15, 2022 and $200,000 US on April 15, 2023. The closing occurred on April 20, 2021.
CBAV 1, LLC [Member]
Loss Contingencies [Line Items]
Purchase of asset					$ 3,000,000
Bankruptcy description				On March 12, 2021, the court approved the sale of the CBAV1 Assets to the winning bidder at the auction held on March 10, 2021 and March 11, 2021 for the total sum of $3,000,000 US. A cash payment in the amount of $2,650,000, less certain credits, was made at closing on April 21, 2021 with additional payments in the amounts of $150,000 US due on April 15, 2022 and $200,000 US on April 15, 2023
Best Party Concepts llc [Member]
Loss Contingencies [Line Items]
Lease expiration date																May 30, 2020
Employment Agreement [Member] | Christopher Ferguson [Member]
Loss Contingencies [Line Items]
Agreement description									The Agreement is effective as of November 12, 2020 (the “Effective Date”) and has a term of three (3) years (the “Term”) from the Effective Date. Thereafter, the Agreement shall automatically be renewed and the Term shall be extended for additional consecutive terms of 1 year (each a “Renewal Term”), unless such renewal is objected to by either the Company or the Executive. The Executive’s initial annual base salary shall be $200,000, less applicable withholdings (the “Base Salary”) and 120,000 common shares that shall vest in their entirety on issuance. For 2021, the Executive shall receive a cash bonus in the amount equal to 30% of the annual Base Salary, and an award of 200% shares of the Company’s common stock, which shall vest in their entirety on issuance (the “Principal Market”), which shall be received by the Executive no later than the first 30 days of the current fiscal year. The Executive shall be entitled to 150,000 shares of the Company’s common stock, due immediately upon an increase of 2.5 times the Enterprise Value of the Company on a 5-day closing average from the effectiveness of the Agreement
Agreement term									3 years
Annual base salary									$ 200,000
Common stock vested shares									120,000
Employment Agreement [Member] | Christopher Ferguson [Member] | Minimum [Member]
Loss Contingencies [Line Items]
Annual base salary									$ 150,000
Employment Agreement [Member] | Brett Vroman [Member]
Loss Contingencies [Line Items]
Agreement description									The Agreement is effective as of November 12, 2020 (the “Effective Date”) and has a term of three (3) years (the “Term”) from the Effective Date. Thereafter, the Agreement shall automatically be renewed and the Term shall be extended for additional consecutive terms of 1 year (each a “Renewal Term”), unless such renewal is objected to by either the Company or the Executive. The Executive’s initial annual base salary shall be $200,000, less applicable withholdings (the “Base Salary”) and 120,000 common shares that shall vest in their entirety on issuance. For 2021, Executive shall receive a cash bonus in the amount equal to 30% of the annual Base Salary, and an award of 200% shares of the Company’s common stock, which shall vest in their entirety on issuance (the “Principal Market”), which shall be received by the Executive no later than the first 30 days of the current fiscal year. Upon the execution of this agreement, the Executive is entitled to a one-time past performance bonus for the work completed in fiscal years 2018, 2019 and 2020 of 150,000 shares of the Company’s common stock, which shall vest in their entirety on issuance. The Executive shall be entitled to
Annual base salary									$ 200,000													$ 150,000		$ 150,000	$ 150,000
Common stock vested shares									120,000
Employment Agreement [Member] | Brett Vroman [Member] | Minimum [Member]
Loss Contingencies [Line Items]
Agreement term									3 years
Annual base salary									$ 15,000
Employment Agreement [Member] | Brian Mc Fadden [Member]
Loss Contingencies [Line Items]
Agreement description									The Agreement is effective as of November 12, 2020 (the “Effective Date”) and has a term of three (3) years (the “Term”) from the Effective Date. Thereafter, the Agreement shall automatically be renewed and the Term shall be extended for additional consecutive terms of 1 year (each a “Renewal Term”), unless such renewal is objected to by either the Company or the Executive. The Executive’s initial annual base salary shall be $200,000, less applicable withholdings (the “Base Salary”) and 120,000 common shares that shall vest in their entirety on issuance. For 2021, the Executive shall receive a cash bonus in the amount equal to 30% of the annual Base Salary, and an award of 200% shares of the Company’s common stock, which shall vest in their entirety on issuance (the “Principal Market”), which shall be received by the Executive no later than the first 30 days of the current fiscal year. Upon the execution of the Agreement, the Executive is entitled to a one-time signing bonus of 150,000 shares of the Company’s common stock, which shall vest in their entirety on issuance. The Executive shall be entitled to
Agreement term								3 years
Annual base salary								$ 200,000	$ 200,000
Common stock vested shares								120,000	120,000
Employment Agreement [Member] | Brian Mc Fadden [Member] | Minimum [Member]
Loss Contingencies [Line Items]
Agreement term									3 years
Annual base salary								$ 15,000
Plaintiff for Goods Sold [Member] | Oceanside Traders, LLC [Member]
Loss Contingencies [Line Items]
Legal settlement amount												141,007
Overpayments [Member] | Oceanside Traders, LLC [Member]
Loss Contingencies [Line Items]
Legal settlement amount												138,180
Lost Profits [Member] | Oceanside Traders, LLC [Member]
Loss Contingencies [Line Items]
Legal settlement amount												$ 161,196
Settlement Agreement [Member]
Loss Contingencies [Line Items]
Commitment description			Under the terms of the Settlement, the Company is to make payment in the amount of $25,000 on or before April 9, 2021. The Company made the payment on April 8, 2021.				Under the terms of the Settlement Agreement, the Settling Defendants agreed to pay the Plaintiff the sum of $150,000 within one business day of execution of the Settlement Agreement. In exchange, the Plaintiff agreed to dismiss the Amended Complaint in its entirety and with prejudice against the Settling Defendants. The Company made payment in the amount of $150,000 on February 25, 2021
Settlement Agreement [Member] | Oceanside Traders, LLC [Member]
Loss Contingencies [Line Items]
Commitment description							Under the terms of the Settlement Agreement, the Settling Defendants agreed to pay the Plaintiff the sum of $150,000 within one business day of execution of the Settlement Agreement. In exchange, the Plaintiff agreed to dismiss the Amended Complaint in its entirety and with prejudice against the Settling Defendants. The Company made payment in the amount of $150,000 on February 25, 2021.
Settlement Agreement [Member] | Oceanside Traders, LLC [Member] | Subsequent Event [Member]
Loss Contingencies [Line Items]
Loss contingency damages sought, value						$ 150,000	$ 150,000
Settlement Agreement [Member] | Rosenberg Fortuna & Laitman LLP [Member]
Loss Contingencies [Line Items]
Commitment description		Under the terms of the Settlement, the Company is to make payment in the amount of $25,000 on or before April 9, 2021. The Company made payment in the amount of $25,000 on April 8, 2021.
Settlement Agreement [Member] | Rosenberg Fortuna & Laitman LLP [Member] | Subsequent Event [Member]
Loss Contingencies [Line Items]
Commitment description		Under the terms of the Settlement, the Company is to make payment in the amount of $25,000 on or before April9, 2021. The Company made payment in the amount of $25,000 on April 8, 2021.
Asset Purchase Agreement [Member] | CBAVI, LLC [Member]
Loss Contingencies [Line Items]
Purchase of asset										$ 2,250,000
Asset Purchase Agreement [Member] | CBAVI, LLC [Member] | Subsequent Event [Member]
Loss Contingencies [Line Items]
Purchase of asset										$ 2,250,000